Liabilities for Quality Assurance - Summary of Net Change in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Liabilities for quality assurances [Abstract]
Liabilities for quality assurance at beginning of year	¥ 1,552,970	¥ 1,769,514
Additional provisions	345,563	372,619
Utilization	(347,806)	(482,918)
Reversals	(77,479)	(99,533)
Other	9,624	(6,712)
Liabilities for quality assurance at end of year	¥ 1,482,872	¥ 1,552,970